VACATION OWNERSHIP NOTES RECEIVABLE - Future Principal Payments, Net of Reserves, and Interest Rates (Details) $ in Millions	Dec. 31, 2017 USD ($)
Future Minimum Payments Receivable [Line Items]
2018	$ 142
2019	126
2020	122
2021	119
2022	116
Thereafter	490
Balance at year-end 2017	1,115
Non-Securitized Vacation Ownership Notes Receivable
Future Minimum Payments Receivable [Line Items]
2018	48
2019	35
2020	30
2021	26
2022	24
Thereafter	138
Balance at year-end 2017	301
Securitized Vacation Ownership Notes Receivable
Future Minimum Payments Receivable [Line Items]
2018	94
2019	91
2020	92
2021	93
2022	92
Thereafter	352
Balance at year-end 2017	$ 814
Weighted Average
Future Minimum Payments Receivable [Line Items]
Stated interest rate	12.30%
Weighted Average | Non-Securitized Vacation Ownership Notes Receivable
Future Minimum Payments Receivable [Line Items]
Stated interest rate	11.50%
Weighted Average | Securitized Vacation Ownership Notes Receivable
Future Minimum Payments Receivable [Line Items]
Stated interest rate	12.60%
Minimum
Future Minimum Payments Receivable [Line Items]
Stated interest rate	0.00%
Minimum | Non-Securitized Vacation Ownership Notes Receivable
Future Minimum Payments Receivable [Line Items]
Stated interest rate	0.00%
Minimum | Securitized Vacation Ownership Notes Receivable
Future Minimum Payments Receivable [Line Items]
Stated interest rate	4.90%
Maximum
Future Minimum Payments Receivable [Line Items]
Stated interest rate	18.00%
Maximum | Non-Securitized Vacation Ownership Notes Receivable
Future Minimum Payments Receivable [Line Items]
Stated interest rate	18.00%
Maximum | Securitized Vacation Ownership Notes Receivable
Future Minimum Payments Receivable [Line Items]
Stated interest rate	18.00%